PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 55.1% of Net Assets
	Aerospace & Defense – 0.4%
26	Axon Enterprise, Inc.(a)	$1,329
37	Moog, Inc., Class A	3,097
6	Raytheon Co.	1,273
19	Teledyne Technologies, Inc.(a)	6,263
56	United Technologies Corp.	8,041

		20,003

	Air Freight & Logistics – 0.8%
386	Expeditors International of Washington, Inc.	28,155
53	FedEx Corp.	8,091
61	United Parcel Service, Inc., Class B	7,025

		43,271

	Airlines – 0.2%
385	American Airlines Group, Inc.	11,573

	Auto Components – 0.4%
161	American Axle & Manufacturing Holdings, Inc.(a)	1,346
117	Aptiv PLC	10,477
24	BorgWarner, Inc.	1,000
174	Delphi Technologies PLC	2,125
34	Visteon Corp.(a)	3,163

		18,111

	Automobiles – 0.7%
1,265	Fiat Chrysler Automobiles NV	19,380
440	General Motors Co.	16,350

		35,730

	Banks – 3.8%
97	Ameris Bancorp	4,156
174	BancorpSouth Bank	5,337
974	Bank of America Corp.	30,457
175	BB&T Corp.	9,284
380	Cadence BanCorp	5,844
444	Citigroup, Inc.	31,906
196	Citizens Financial Group, Inc.	6,891
133	Columbia Banking System, Inc.	5,227
14	Comerica, Inc.	916
337	CVB Financial Corp.	7,003
305	Fulton Financial Corp.	5,203
129	Huntington Bancshares, Inc.	1,823
155	International Bancshares Corp.	6,349
288	KeyCorp	5,175
32	M&T Bank Corp.	5,009
529	People’s United Financial, Inc.	8,554
106	PNC Financial Services Group, Inc. (The)	15,550
199	Regions Financial Corp.	3,204
240	Trustmark Corp.	8,237

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
372	Wells Fargo & Co.	$19,206
83	Westamerica Bancorporation	5,480
64	Wintrust Financial Corp.	4,084
63	Zions Bancorp N.A.	3,054

		197,949

	Beverages – 1.7%
48	Brown-Forman Corp., Class B	3,145
497	Coca-Cola Co. (The)	27,052
77	Constellation Brands, Inc., Class A	14,655
606	Monster Beverage Corp.(a)	34,015
63	PepsiCo, Inc.	8,642

		87,509

	Biotechnology – 1.8%
30	AbbVie, Inc.	2,387
93	Amgen, Inc.	19,832
9	Biogen, Inc.(a)	2,688
157	BioMarin Pharmaceutical, Inc.(a)	11,494
30	Celgene Corp.(a)	3,241
73	Gilead Sciences, Inc.	4,651
23	Ligand Pharmaceuticals, Inc.(a)	2,503
84	Medicines Co. (The)(a)	4,409
129	Regeneron Pharmaceuticals, Inc.(a)	39,510
44	Repligen Corp.(a)	3,498
3	Vertex Pharmaceuticals, Inc.(a)	586

		94,799

	Building Products – 0.4%
302	Johnson Controls International PLC	13,086
25	Lennox International, Inc.	6,184

		19,270

	Capital Markets – 4.0%
4	Affiliated Managers Group, Inc.	320
16	Ameriprise Financial, Inc.	2,414
537	Bank of New York Mellon Corp. (The)	25,105
16	BlackRock, Inc.	7,387
509	Charles Schwab Corp. (The)	20,721
26	CME Group, Inc.	5,350
71	FactSet Research Systems, Inc.	18,000
106	Franklin Resources, Inc.	2,920
58	Goldman Sachs Group, Inc. (The)	12,376
12	Intercontinental Exchange, Inc.	1,132
54	Invesco Ltd.	908
125	Janus Henderson Group PLC	2,891
129	Legg Mason, Inc.	4,807
93	Moody’s Corp.	20,524
73	MSCI, Inc.	17,123
66	Northern Trust Corp.	6,579
51	S&P Global, Inc.	13,157

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
329	SEI Investments Co.	$19,714
386	State Street Corp.	25,503

		206,931

	Chemicals – 0.7%
19	DuPont de Nemours, Inc.	1,252
32	Ecolab, Inc.	6,146
68	HB Fuller Co.	3,319
48	Innospec, Inc.	4,385
7	International Flavors & Fragrances, Inc.	854
66	Linde PLC	13,091
57	Minerals Technologies, Inc.	2,819
33	Stepan Co.	3,225

		35,091

	Commercial Services & Supplies – 0.2%
61	Healthcare Services Group, Inc.	1,486
34	MSA Safety, Inc.	4,082
51	Tetra Tech, Inc.	4,461
24	Waste Management, Inc.	2,693

		12,722

	Communications Equipment – 0.7%
82	Ciena Corp.(a)	3,044
532	Cisco Systems, Inc.	25,275
44	InterDigital, Inc.	2,360
46	Lumentum Holdings, Inc.(a)	2,882
10	Motorola Solutions, Inc.	1,663

		35,224

	Construction & Engineering – 0.2%
156	AECOM(a)	6,242
192	Fluor Corp.	3,093

		9,335

	Consumer Finance – 0.8%
87	American Express Co.	10,203
304	Capital One Financial Corp.	28,348
58	Navient Corp.	799

		39,350

	Containers & Packaging – 0.2%
83	Ball Corp.	5,807
15	Crown Holdings, Inc.(a)	1,093
62	International Paper Co.	2,708
138	Owens-Illinois, Inc.	1,173

		10,781

	Distributors – 0.2%
49	Genuine Parts Co.	5,027

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
23	POOL CORP.	$4,770

		9,797

	Diversified Consumer Services – 0.1%
103	Service Corp. International	4,684

	Diversified Telecommunication Services – 0.1%
96	AT&T, Inc.	3,695
49	Verizon Communications, Inc.	2,963

		6,658

	Electric Utilities – 0.5%
160	American Electric Power Co., Inc.	15,102
22	Edison International	1,384
27	Eversource Energy	2,261
46	IDACORP, Inc.	4,951

		23,698

	Electrical Equipment – 0.2%
18	Acuity Brands, Inc.	2,246
50	Eaton Corp. PLC	4,355
31	Hubbell, Inc.	4,393

		10,994

	Electronic Equipment, Instruments & Components – 1.0%
87	Avnet, Inc.	3,442
36	Belden, Inc.	1,846
89	Cognex Corp.	4,583
19	Coherent, Inc.(a)	2,829
47	Corning, Inc.	1,393
17	Littelfuse, Inc.	2,985
17	Rogers Corp.(a)	2,303
209	TE Connectivity Ltd.	18,705
105	Trimble, Inc.(a)	4,183
157	Vishay Intertechnology, Inc.	3,164
22	Zebra Technologies Corp., Class A(a)	5,233

		50,666

	Energy Equipment & Services – 0.5%
53	Apergy Corp.(a)	1,334
71	Baker Hughes Co.	1,519
29	Core Laboratories NV	1,277
69	Halliburton Co.	1,328
107	National Oilwell Varco, Inc.	2,420
161	NexTier Oilfield Solutions, Inc.(a)	698
92	Oceaneering International, Inc.(a)	1,303
81	Oil States International, Inc.(a)	1,156
445	Schlumberger Ltd.	14,547
72	TechnipFMC PLC	1,421
137	U.S. Silica Holdings, Inc.	611

		27,614

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.0%
44	Activision Blizzard, Inc.	$2,465
75	Cinemark Holdings, Inc.	2,745
17	Electronic Arts, Inc.(a)	1,639
84	Netflix, Inc.(a)	24,142
5	Take-Two Interactive Software, Inc.(a)	602
17	Viacom, Inc., Class B	367
160	Walt Disney Co. (The)	20,787

		52,747

	Food & Staples Retailing – 0.2%
111	Kroger Co. (The)	2,735
282	SpartanNash Co.	3,693
15	Sysco Corp.	1,198
21	Walgreens Boots Alliance, Inc.	1,150

		8,776

	Food Products – 0.7%
90	Campbell Soup Co.	4,168
986	Danone S.A., Sponsored ADR	16,269
31	General Mills, Inc.	1,577
90	Hain Celestial Group, Inc. (The)(a)	2,128
4	Hershey Co. (The)	587
31	Ingredion, Inc.	2,449
19	J.M. Smucker Co. (The)	2,008
18	Kellogg Co.	1,143
96	Kraft Heinz Co. (The)	3,104
11	Mondelez International, Inc., Class A	577

		34,010

	Gas Utilities – 0.2%
93	New Jersey Resources Corp.	4,055
52	ONE Gas, Inc.	4,828
102	South Jersey Industries, Inc.	3,280

		12,163

	Health Care Equipment & Supplies – 0.7%
29	Alcon, Inc.(a)	1,719
8	Align Technology, Inc.(a)	2,018
2	Becton Dickinson & Co.	512
13	Boston Scientific Corp.(a)	542
10	Danaher Corp.	1,378
20	DENTSPLY SIRONA, Inc.	1,096
2	Edwards Lifesciences Corp.(a)	477
48	Globus Medical, Inc., Class A(a)	2,514
25	Haemonetics Corp.(a)	3,018
2	Intuitive Surgical, Inc.(a)	1,106
168	Meridian Bioscience, Inc.	1,645
37	Merit Medical Systems, Inc.(a)	764
51	STERIS PLC	7,220
2	Stryker Corp.	432
66	Varian Medical Systems, Inc.(a)	7,973

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
33	West Pharmaceutical Services, Inc.	$4,747

		37,161

	Health Care Providers & Services – 1.6%
50	Acadia Healthcare Co., Inc.(a)	1,499
17	Amedisys, Inc.(a)	2,185
4	Anthem, Inc.	1,076
36	BioTelemetry, Inc.(a)	1,417
113	Centene Corp.(a)	5,998
11	Chemed Corp.	4,333
7	Cigna Corp.	1,249
317	CVS Health Corp.	21,046
44	Encompass Health Corp.	2,817
79	HCA Healthcare, Inc.	10,550
38	Henry Schein, Inc.(a)	2,378
37	Humana, Inc.	10,885
19	Laboratory Corp. of America Holdings(a)	3,131
182	MEDNAX, Inc.(a)	3,997
83	Patterson Cos., Inc.	1,422
31	Quest Diagnostics, Inc.	3,139
20	UnitedHealth Group, Inc.	5,054

		82,176

	Health Care Technology – 0.4%
177	Allscripts Healthcare Solutions, Inc.(a)	1,936
275	Cerner Corp.	18,458

		20,394

	Hotels, Restaurants & Leisure – 2.0%
14	Domino’s Pizza, Inc.	3,803
47	Dunkin’ Brands Group, Inc.	3,695
129	Hilton Worldwide Holdings, Inc.	12,508
28	Jack in the Box, Inc.	2,353
30	Marriott Vacations Worldwide Corp.	3,298
5	McDonald’s Corp.	984
549	MGM Resorts International	15,646
258	Starbucks Corp.	21,816
175	Wendy’s Co. (The)	3,707
571	Yum China Holdings, Inc.	24,267
114	Yum! Brands, Inc.	11,595

		103,672

	Household Durables – 0.3%
16	iRobot Corp.(a)	769
140	KB Home	4,997
105	Meritage Homes Corp.(a)	7,569
66	Tupperware Brands Corp.	636

		13,971

	Household Products – 1.0%
223	Colgate-Palmolive Co.	15,298

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
272	Procter & Gamble Co. (The)	$33,867

		49,165

	Independent Power & Renewable Electricity Producers – 0.3%
97	AES Corp. (The)	1,654
85	Ormat Technologies, Inc.	6,508
182	Pattern Energy Group, Inc., Class A	5,101

		13,263

	Industrial Conglomerates – 0.4%
1,929	General Electric Co.	19,251

	Insurance – 1.3%
13	Aflac, Inc.	691
53	Allstate Corp. (The)	5,640
373	American International Group, Inc.	19,754
11	Brighthouse Financial, Inc.(a)	415
86	Chubb Ltd.	13,108
80	First American Financial Corp.	4,942
24	Hartford Financial Services Group, Inc. (The)	1,370
15	Lincoln National Corp.	847
37	Marsh & McLennan Cos., Inc.	3,834
24	MetLife, Inc.	1,123
91	Prudential Financial, Inc.	8,294
40	Travelers Cos., Inc. (The)	5,243

		65,261

	Interactive Media & Services – 2.7%
19	Alphabet, Inc., Class A(a)	23,917
42	Alphabet, Inc., Class C(a)	52,925
313	Facebook, Inc., Class A(a)	59,986
7	TripAdvisor, Inc.(a)	283

		137,111

	Internet & Direct Marketing Retail – 2.6%
230	Alibaba Group Holding Ltd., Sponsored ADR(a)	40,634
31	Amazon.com, Inc.(a)	55,077
13	Booking Holdings, Inc.(a)	26,634
364	eBay, Inc.	12,831

		135,176

	IT Services – 2.4%
102	Automatic Data Processing, Inc.	16,547
12	Cognizant Technology Solutions Corp., Class A	731
209	DXC Technology Co.	5,783
84	Gartner, Inc.(a)	12,943
13	International Business Machines Corp.	1,738
55	MasterCard, Inc., Class A	15,225
18	PayPal Holdings, Inc.(a)	1,874
238	Sabre Corp.	5,588
317	Visa, Inc., Class A	56,699

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
81	Western Union Co. (The)	$2,030
24	WEX, Inc.(a)	4,540

		123,698

	Leisure Products – 0.0%
108	Callaway Golf Co.	2,184

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	296
15	IQVIA Holdings, Inc.(a)	2,166
10	Thermo Fisher Scientific, Inc.	3,020

		5,482

	Machinery – 2.3%
58	AGCO Corp.	4,448
488	Briggs & Stratton Corp.	3,597
150	Caterpillar, Inc.	20,670
88	Cummins, Inc.	15,178
148	Deere & Co.	25,773
74	Flowserve Corp.	3,614
78	ITT, Inc.	4,637
99	Kennametal, Inc.	3,064
61	Oshkosh Corp.	5,208
125	Parker-Hannifin Corp.	22,936
17	Proto Labs, Inc.(a)	1,649
77	Terex Corp.	2,121
68	Toro Co. (The)	5,245
10	Xylem, Inc.	767

		118,907

	Media – 1.1%
4	Cable One, Inc.	5,301
27	CBS Corp., Class B	973
48	Charter Communications, Inc., Class A(a)	22,457
429	Comcast Corp., Class A	19,228
33	Discovery, Inc., Series C(a)	833
35	Fox Corp., Class A	1,121
22	Interpublic Group of Cos., Inc. (The)	479
84	New York Times Co. (The), Class A	2,596
38	Omnicom Group, Inc.	2,933

		55,921

	Metals & Mining – 0.4%
141	Commercial Metals Co.	2,726
166	Newmont Goldcorp Corp.	6,595
16	Nucor Corp.	862
60	Reliance Steel & Aluminum Co.	6,962
39	Royal Gold, Inc.	4,502

		21,647

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.3%
94	Consolidated Edison, Inc.	$8,669
17	DTE Energy Co.	2,164
24	Sempra Energy	3,468

		14,301

	Multiline Retail – 0.0%
12	Macy’s, Inc.	182
21	Target Corp.	2,245

		2,427

	Oil, Gas & Consumable Fuels – 1.2%
495	Apache Corp.	10,722
2,316	Chesapeake Energy Corp.(a)	3,103
126	Concho Resources, Inc.	8,508
873	Denbury Resources, Inc.(a)	871
84	Diamondback Energy, Inc.	7,204
118	EOG Resources, Inc.	8,179
145	EQT Corp.	1,557
116	Green Plains, Inc.	1,430
82	Hess Corp.	5,391
181	Noble Energy, Inc.	3,486
66	ONEOK, Inc.	4,609
48	Valero Energy Corp.	4,655
74	World Fuel Services Corp.	3,091

		62,806

	Paper & Forest Products – 0.1%
59	Domtar Corp.	2,147
104	Louisiana-Pacific Corp.	3,040

		5,187

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	931

	Pharmaceuticals – 1.4%
3	Allergan PLC	528
24	Bristol-Myers Squibb Co.	1,377
75	Catalent, Inc.(a)	3,649
20	Eli Lilly & Co.	2,279
112	Merck & Co., Inc.	9,706
111	Novartis AG, Sponsored ADR	9,706
388	Novo Nordisk AS, Sponsored ADR	21,425
26	Perrigo Co. PLC	1,379
109	Pfizer, Inc.	4,182
471	Roche Holding AG, Sponsored ADR	17,719

		71,950

	Professional Services – 0.3%
62	Exponent, Inc.	3,939
23	Insperity, Inc.	2,430
63	Korn Ferry	2,311

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
38	ManpowerGroup, Inc.	$3,455
43	Nielsen Holdings PLC	867

		13,002

	Real Estate Management & Development – 0.1%
21	CBRE Group, Inc., Class A(a)	1,124
32	Jones Lang LaSalle, Inc.	4,689

		5,813

	REITs - Apartments – 0.4%
114	American Campus Communities, Inc.	5,698
4	AvalonBay Communities, Inc.	870
75	Camden Property Trust	8,578
12	Equity Residential	1,064
6	Essex Property Trust, Inc.	1,963
4	Mid-America Apartment Communities, Inc.	556

		18,729

	REITs - Diversified – 0.1%
8	Crown Castle International Corp.	1,110
7	Digital Realty Trust, Inc.	889
3	Equinix, Inc.	1,701
103	Weyerhaeuser Co.	3,009

		6,709

	REITs - Health Care – 0.2%
43	Ventas, Inc.	2,799
58	Welltower, Inc.	5,260

		8,059

	REITs - Hotels – 0.0%
145	Host Hotels & Resorts, Inc.	2,377

	REITs - Office Property – 0.5%
14	Boston Properties, Inc.	1,921
171	Corporate Office Properties Trust	5,068
193	Douglas Emmett, Inc.	8,361
258	Easterly Government Properties, Inc.	5,759
86	Kilroy Realty Corp.	7,218

		28,327

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	192
16	Simon Property Group, Inc.	2,411

		2,603

	REITs - Storage – 0.0%
31	Iron Mountain, Inc.	1,017
3	Public Storage	668

		1,685

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.2%
55	CyrusOne, Inc.	$3,920
140	Liberty Property Trust	8,270

		12,190

	Road & Rail – 0.5%
50	Genesee & Wyoming, Inc., Class A(a)	5,551
31	Kansas City Southern	4,364
44	Norfolk Southern Corp.	8,008
50	Ryder System, Inc.	2,432
30	Union Pacific Corp.	4,964

		25,319

	Semiconductors & Semiconductor Equipment – 2.3%
15	Advanced Micro Devices, Inc.(a)	509
98	Applied Materials, Inc.	5,318
61	Brooks Automation, Inc.	2,591
35	Cabot Microelectronics Corp.	5,289
65	Cirrus Logic, Inc.(a)	4,417
48	Cree, Inc.(a)	2,291
101	First Solar, Inc.(a)	5,231
349	Intel Corp.	19,729
9	Lam Research Corp.	2,439
12	Microchip Technology, Inc.	1,131
143	NVIDIA Corp.	28,746
292	QUALCOMM, Inc.	23,489
50	Silicon Laboratories, Inc.(a)	5,312
93	Texas Instruments, Inc.	10,973

		117,465

	Software – 2.4%
9	Adobe, Inc.(a)	2,501
215	Autodesk, Inc.(a)	31,683
38	Blackbaud, Inc.	3,190
53	Bottomline Technologies, Inc.(a)	2,170
17	Fair Isaac Corp.(a)	5,169
30	LogMeIn, Inc.	1,971
195	Microsoft Corp.	27,957
47	NortonLifeLock, Inc.	1,075
715	Oracle Corp.	38,960
46	PTC, Inc.(a)	3,078
34	Qualys, Inc.(a)	2,901
3	salesforce.com, inc.(a)	470

		121,125

	Specialty Retail – 0.7%
39	Aaron’s, Inc.	2,922
115	American Eagle Outfitters, Inc.	1,769
42	Asbury Automotive Group, Inc.(a)	4,331
17	Best Buy Co., Inc.	1,221
21	Five Below, Inc.(a)	2,627
46	Home Depot, Inc. (The)	10,791

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
30	Lithia Motors, Inc., Class A	$4,724
28	Lowe’s Cos., Inc.	3,125
32	Monro, Inc.	2,244
15	Tiffany & Co.	1,868
42	Williams-Sonoma, Inc.	2,805

		38,427

	Technology Hardware, Storage & Peripherals – 1.8%
302	Apple, Inc.	75,125
316	Hewlett Packard Enterprise Co.	5,186
233	HP, Inc.	4,047
108	NCR Corp.(a)	3,155
18	NetApp, Inc.	1,006
29	Seagate Technology PLC	1,683
10	Western Digital Corp.	516
54	Xerox Holdings Corp.	1,832

		92,550

	Textiles, Apparel & Luxury Goods – 0.6%
25	Deckers Outdoor Corp.(a)	3,823
26	Hanesbrands, Inc.	395
26	NIKE, Inc., Class B	2,328
5	PVH Corp.	436
42	Tapestry, Inc.	1,086
1,052	Under Armour, Inc., Class A(a)	21,724
99	Wolverine World Wide, Inc.	2,938

		32,730

	Thrifts & Mortgage Finance – 0.1%
373	New York Community Bancorp, Inc.	4,345

	Trading Companies & Distributors – 0.2%
88	Fastenal Co.	3,163
32	GATX Corp.	2,546
21	United Rentals, Inc.(a)	2,805
10	W.W. Grainger, Inc.	3,088

		11,602

	Water Utilities – 0.3%
74	American Water Works Co., Inc.	9,122
105	Aqua America, Inc.	4,760

		13,882

	Total Common Stocks (Identified Cost $2,748,784)	2,838,437

Principal Amount	Description	Value (†)
Bonds and Notes – 7.3%
	Agency Commercial Mortgage-Backed Securities – 0.1%
$4,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$4,077

	Automotive – 0.1%
3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,096
3,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	3,051

		6,147

	Banking – 1.1%
3,000	American Express Co., 3.700%, 8/03/2023	3,172
3,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	3,063
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,999
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,262
4,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	4,182
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	4,164
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,292
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,021
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,181
3,000	HSBC Holdings PLC, 5.100%, 4/05/2021	3,129
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,110
3,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,198
3,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	3,002
3,000	Santander UK PLC, 2.375%, 3/16/2020	3,004
3,000	SunTrust Bank, 2.250%, 1/31/2020	3,001
4,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	4,117
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	4,096

		56,993

	Cable Satellite – 0.1%
3,000	Comcast Corp., 3.000%, 2/01/2024	3,118

	Construction Machinery – 0.1%
3,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	3,055

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.1%
$2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,274
3,000	eBay, Inc., 3.800%, 3/09/2022	3,101

		5,375

	Electric – 0.1%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,313
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,146

		8,459

	Financial Other – 0.1%
3,000	ORIX Corp., 2.900%, 7/18/2022	3,064

	Food & Beverage – 0.1%
3,000	General Mills, Inc., 4.000%, 4/17/2025	3,255

	Government Owned - No Guarantee – 0.1%
5,000	Federal National Mortgage Association, 6.625%, 11/15/2030	7,298

	Health Insurance – 0.1%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,350
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,987

		8,337

	Healthcare – 0.1%
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,351
3,000	McKesson Corp., 3.950%, 2/16/2028	3,187

		7,538

	Independent Energy – 0.1%
3,000	EQT Corp., 3.000%, 10/01/2022	2,865

	Integrated Energy – 0.2%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,275
3,000	Chevron Corp., 1.961%, 3/03/2020	3,000
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,369

		11,644

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.1%
$4,000	American International Group, Inc., 3.900%, 4/01/2026	$4,303

	Media Entertainment – 0.1%
3,000	Viacom, Inc., 6.875%, 4/30/2036	3,961

	Midstream – 0.1%
3,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	3,150
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,259

		7,409

	Mortgage Related – 1.5%
28,294	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	28,850
31,051	FNMA, 3.500%, 6/01/2049	31,854
10,076	FNMA, 4.000%, with various maturities in 2049(c)	10,447
7,240	FNMA, 4.500%, 5/01/2049	7,616

		78,767

	Oil Field Services – 0.1%
3,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	3,051

	Pharmaceuticals – 0.1%
3,000	AbbVie, Inc., 3.600%, 5/14/2025	3,148
4,000	Amgen, Inc., 2.650%, 5/11/2022	4,066

		7,214

	Railroads – 0.1%
3,000	CSX Corp., 2.600%, 11/01/2026	3,056

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,031

	Restaurants – 0.1%
3,000	Starbucks Corp., 3.800%, 8/15/2025	3,262

	Technology – 0.4%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,088
4,000	HP, Inc., 4.650%, 12/09/2021	4,246
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,255

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$3,000	Oracle Corp., 2.950%, 5/15/2025	$3,121
3,000	QUALCOMM, Inc., 3.450%, 5/20/2025	3,181
4,000	VMware, Inc., 2.950%, 8/21/2022	4,065

		20,956

	Treasuries – 1.9%
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,259
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	8,006
12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	13,966
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,521
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	3,537
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	4,117
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	4,192
7,000	U.S. Treasury Bond, 5.250%, 2/15/2029	9,151
12,000	U.S. Treasury Note, 1.125%, 4/30/2020	11,971
5,000	U.S. Treasury Note, 1.125%, 9/30/2021	4,959
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,009
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	3,023
3,000	U.S. Treasury Note, 2.000%, 11/15/2026	3,079
5,000	U.S. Treasury Note, 2.125%, 12/31/2022	5,093
5,000	U.S. Treasury Note, 2.250%, 11/15/2025	5,190
4,000	U.S. Treasury Note, 2.250%, 11/15/2027	4,185
4,000	U.S. Treasury Note, 2.625%, 2/15/2029	4,325
3,000	U.S. Treasury Note, 2.875%, 9/30/2023	3,154

		98,737

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,829

	Wirelines – 0.2%
3,000	AT&T, Inc., 3.400%, 5/15/2025	3,143

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$3,000	AT&T, Inc., 3.875%, 1/15/2026	$3,209
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	4,069

		10,421

	Total Bonds and Notes (Identified Cost $365,654)	378,222

Shares
Exchange-Traded Funds – 12.8%
6,904	iShares® ESG MSCI EAFE ETF	458,840
5,871	iShares® ESG MSCI Emerging Markets ETF	199,379

	Total Exchange-Traded Funds (Identified Cost $616,904)	658,219

Affiliated Mutual Funds – 23.8%
16,921	Loomis Sayles Inflation Protected Securities Fund, Class N	179,697
13,581	Loomis Sayles Limited Term Government and Agency Fund, Class N	154,419
19,243	Mirova Global Green Bond Fund, Class N	204,937
58,186	Mirova International Sustainable Equity Fund, Class N	688,927

	Total Affiliated Mutual Funds (Identified Cost $1,158,327)	1,227,980

	Total Investments – 99.0% (Identified Cost $4,889,669)	5,102,858
	Other assets less liabilities – 1.0%	50,566

	Net Assets – 100.0%	$5,153,424

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$162,485	$41,380	$32,274	$119	$7,987	$179,697	$2,802
Loomis Sayles Limited Term Government and Agency Fund, Class N	181,543	47,508	76,850	(747)	2,965	154,419	2,916
Mirova Global Green Bond Fund, Class N	385,816	70,762	272,261	3,569	17,051	204,937	2,592
Mirova International Sustainable Equity Fund, Class N	265,372	418,550	43,354	4,144	44,215	688,927	354

	$995,216	$578,200	$424,739	$7,085	$72,218	$1,227,980	$8,664

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,838,437	$—	$—	$2,838,437
Bonds and Notes*	—	378,222	—	378,222
Exchange-Traded Funds	658,219	—	—	658,219
Affiliated Mutual Funds	1,227,980	—	—	1,227,980

Total	$4,724,636	$378,222	$—	$5,102,858

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	81.2
Fixed Income	17.8

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%